Allowance for credit losses - Allowance for loan losses - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) loans	Dec. 31, 2020 USD ($) loans
Financing Receivable
Troubled debt restructurings	$ 1,656,822	$ 1,668,368
Accruing
Financing Receivable
Troubled debt restructurings	1,468,966	1,394,538
Commercial Loans
Financing Receivable
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings	9,000	14,000
Note A / B Split
Financing Receivable
Troubled debt restructurings	10,200	32,900
Aggregated unpaid principal balance	$ 10,200	35,100
Loans restructuring charge offs		$ 300
Number of loans | loans	5	10
Note A / B Split | Discounted payoff
Financing Receivable
Aggregated unpaid principal balance		$ 1,700
Number of loans | loans		1
Commercial
Financing Receivable
Troubled debt restructurings	$ 326,088	$ 362,797
Commercial | Accruing
Financing Receivable
Troubled debt restructurings	$ 261,344	$ 259,246